UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08765

Managed High Yield Plus Fund, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York	10019-6028
(Address of principal executive offices)	(Zip code)

Eric Sanders

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Registrant’s telephone number, including area code:  212.821.3000

Date of fiscal year end:  5/31

Date of reporting period:  7/1/2011 – 6/30/2012

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08765

Managed High Yield Plus Fund, Inc.

1285 Avenue of the Americas

New York, NY 10019

212-821-3000

Eric Sanders

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

Fiscal year end:  5/31

Reporting Period: 07/01/2011 - 06/30/2012

====================== Managed High Yield Plus Fund, Inc. ======================

AMERICAN TOWER CORPORATION

Ticker:       AMT            Security ID:  029912201

Meeting Date: NOV 29, 2011   Meeting Type: Special

Record Date:  OCT 03, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Reorganization Plan             For       For          Management

2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

BUFFETS RESTAURANTS HOLDINGS, INC.

Ticker:       BUFR           Security ID:  11988P107

Meeting Date: DEC 15, 2011   Meeting Type: Annual

Record Date:  OCT 17, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director William R. Floyd, Jr.    For       For          Management

1.2   Elect Director R. Michael Andrews, Jr.  For       For          Management

1.3   Elect Director Steven K. Lumpkin        For       For          Management

1.4   Elect Director Michael Markowitz        For       For          Management

1.5   Elect Director David C. Merritt         For       For          Management

1.6   Elect Director William M. Van Epps      For       For          Management

2     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

KNOLOGY, INC.

Ticker:       KNOL           Security ID:  499183804

Meeting Date: JUN 26, 2012   Meeting Type: Special

Record Date:  MAY 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       For          Management

2     Advisory Vote on Golden Parachutes      For       For          Management

3     Adjourn Meeting                         For       For          Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund, Inc.

Mark E. Carver *

President

Managed High Yield Plus Fund, Inc.

Managing Director

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Mark E. Carver*, President

Mark E. Carver

*(Signature affixed by Joseph J. Allessie by Power of Attorney effective July 26, 2012 and filed herewith).

Date	August 21, 2012

*Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Investment Trust

UBS Money Series

UBS Managed Municipal Trust

UBS Master Series, Inc.

UBS Municipal Money Market Series

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

PACE Select Advisors Trust

Master Trust

Global High Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Mark E. Carver, whose signature appears below, does hereby constitute and appoint Joseph J. Allessie, Keith Weller, Tammie Lee and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

July 26, 2012

By:	/s/ Mark E. Carver
Mark E. Carver